17. Convertible Bonds (Tables)	12 Months Ended
Dec. 31, 2019
Convertible Bonds
Convertible Bonds
	December 31, 2019	December 31, 2018
Brilliant King Group Limited (1)	$12,000	$12,000
Poseidon Sports Limited (1)	3,000	3,000
Magical Glaze Limited (1)	20,000	6,600
Vision Edge Limited (1)	20,000	20,000
Iliad Research and Trading, L.P. (2)	907	–
Convertible bonds, current	55,907	41,600

Magical Glaze Limited (1)	–	13,400
Convertible bonds, noncurrent	–	13,400
Total convertible bonds	$55,907	$55,000